Schedule of Investments (unaudited) October 31, 2020	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 43.9%
iShares Core S&P 500 ETF(a)	1,260,413	$412,936,507
iShares Core S&P Mid-Cap ETF(a)	128,788	24,401,462
iShares Core S&P Small-Cap ETF(a)	136,929	9,861,627

		447,199,596

Domestic Fixed Income — 17.7%
iShares Core Total USD Bond Market ETF(a)(b)	3,337,513	180,425,953

International Equity — 35.2%
iShares Core MSCI Emerging Markets ETF(a)	1,779,277	95,137,941
iShares Core MSCI International Developed Markets ETF(a)	5,043,530	263,020,090

		358,158,031

International Fixed Income — 3.2%
iShares Core International Aggregate Bond ETF(a)	571,445	31,938,061

Total Investment Companies — 100.0% (Cost: $933,594,617)		1,017,721,641

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(a)(c)(d)	31,445,225	31,467,236

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(c)	1,393,000	$1,393,000

		32,860,236

Total Short-Term Investments — 3.2% (Cost: $32,863,381)		32,860,236

Total Investments in Securities — 103.2% (Cost: $966,457,998)		1,050,581,877

Other Assets, Less Liabilities — (3.2)%		(32,210,788)

Net Assets — 100.0%		$1,018,371,089

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,922,710	$22,549,708	(a)	$—	$4,687	$(9,869)	$31,467,236	31,445,225	$8,466	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,323,000	70,000	(a)	—	—	—	1,393,000	1,393,000	452		—
iShares Core International Aggregate Bond ETF	27,021,333	5,811,560		(903,542)	63,274	(54,564)	31,938,061	571,445	121,447		—
iShares Core MSCI Emerging Markets ETF	95,342,898	3,561,729		(6,971,235)	397,485	2,807,064	95,137,941	1,779,277	—		—
iShares Core MSCI International Developed Markets ETF	281,913,970	10,610,597		(28,282,038)	(1,207,559)	(14,880)	263,020,090	5,043,530	—		—
iShares Core S&P 500 ETF	418,611,388	15,617,525		(21,012,449)	5,102,279	(5,382,236)	412,936,507	1,260,413	1,965,814		—
iShares Core S&P Mid-Cap ETF	26,107,733	958,813		(3,152,194)	153,505	333,605	24,401,462	128,788	119,594		—
iShares Core S&P Small-Cap ETF	10,746,514	394,980		(1,396,339)	(34,715)	151,187	9,861,627	136,929	44,596		—
iShares Core Total USD Bond Market ETF	155,176,465	33,330,790		(5,168,214)	363,978	(3,277,066)	180,425,953	3,337,513	936,833		—

					$4,842,934	$(5,446,759)	$1,050,581,877		$3,197,202		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Aggressive Allocation ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5	12/18/20	$816	$(5,211)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,017,721,641	$—	$—	$1,017,721,641
Money Market Funds	32,860,236	—	—	32,860,236

	$1,050,581,877	$—	$—	$1,050,581,877

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,211)	$—	$—	$(5,211)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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